K&L|GATES

     Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street NW

Washington, DC 20006-1600

T 202.778.9000

www.klgates.com

March 4, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Heritage Series Trust (the “Trust”)

File Nos. 33-57986 and 811-07470

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the forms of Prospectuses for the (1) Class A and C shares of beneficial interest of the Core Equity Fund, Diversified Growth Fund, International Equity Fund, Mid Cap Stock Fund and Small Cap Stock Fund; (2) Class R-3 and R-5 shares of beneficial interest of the Core Equity Fund, Diversified Growth Fund, Mid Cap Stock Fund and Small Cap Stock Fund; and (3) Class I shares of beneficial interest of the Core Equity Fund, Diversified Growth Fund, Mid Cap Stock Fund and Small Cap Stock Fund of the Trust (“Prospectuses”) and the Statement of Additional Information (“SAI”) used with respect to the Trust does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 41 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:  Mathew J. Calabro

Susan L. Walzer

Heritage Asset Management, Inc.